Related party transactions - Remuneration of directors and key management of the Company (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Related party transactions
Wages	$ 2,324,770	$ 1,299,402	$ 308,868
Share-based payments - capital stock			572,110
Share-based payments - stock options	2,560,031	6,081,900	259,410
Remuneration of directors and key management of the Company	$ 4,884,801	$ 7,381,302	$ 1,140,388